Financial Instruments and Derivatives (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended				8 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Apr. 30, 2012 Interest Rate Swap [Member]	Apr. 30, 2011 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap One [Member]	Dec. 31, 2012 Interest Rate Swap Two [Member]
Interest Rate Derivatives, at Fair Value, Net		418	811	1,540
Derivative, Maturity Date					Aug. 29, 2014	Sep. 08, 2014
Derivative, Notional Amount					8,874	17,500
Derivative, Fixed Interest Rate					2.65%	2.07%
Derivative, Description of Variable Rate Basis	the commercial banks will pay the Company a variable rate equal to three-month HIBOR, which was 0.25% p.a., 0.40% p.a..and 0.40% p.a. at April 30, 2011, 2012 and December 31, 2012.